CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	$ 88,526	$ 75,063	$ 65,000
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	10,140	9,641	1,528
Depreciation and amortization	13,037	13,266	12,785
Stock-based compensation expense	5,354	4,049	3,970
Pension expense (income)	(1,153)	(1,042)	(1,137)
Net amortization (accretion) on investment securities	8,476	7,899	7,379
Net gains on sales of investments securities	(234)	(1,505)	(70)
Originations of loans held for sale	(232,526)	(246,845)	(145,377)
Net (gain) loss on sales of loans held for sale	(6,804)	(6,471)	(4,364)
Proceeds from sales of loans held for sale	246,829	242,029	144,803
Deferred income taxes	346	4,192	(22,405)
Decrease (increase) cash surrender value of life insurance	(186)	(5,379)	(4,255)
Decrease (increase) in interest receivable	(1,456)	(995)	(1,903)
Decrease (increase) in indemnification asset	(5,613)	(5,036)	(22,425)
(Decrease) increase in interest payable	46	2,296	30
Decrease (increase) in other assets	(5,347)	(33,370)	(8,156)
(Decrease) increase in other liabilities	7,700	23,703	(13,599)
Net cash provided by (used in) operating activities	138,361	91,567	56,654
Investing activities
Proceeds from sales of investment securities available-for-sale	206,990	70,219	166,356
Proceeds from calls, paydowns and maturities of securities available-for-sale	186,132	120,953	101,420
Purchases of securities available-for-sale	(396,984)	(547,901)	(147,854)
Proceeds from Sale of Held-to-maturity Securities	4,862	0	0
Proceeds from calls, paydowns and maturities of securities held-to-maturity	127,021	140,059	105,623
Purchases of securities held-to-maturity	(11,196)	(3,520)	(140,426)
Net decrease (increase) in interest-bearing deposits with other banks	(48,716)	(11,104)	3,200
Net decrease (increase) in loans and leases	(376,848)	(390,312)	(226,558)
Proceeds from disposal of other real estate owned	9,356	15,817	30,570
Purchases of premises and equipment	(9,726)	(7,467)	(10,609)
Net cash (paid) acquired from business acquisitions	0	305,591
Cash Acquired from Acquisition			34,300
Net cash provided by (used in) investing activities	(309,109)	(918,847)	(83,978)
Financing activities
Net (decrease) increase in total deposits	346,164	523,882	249,630
Net (decrease) increase in short-term borrowings	(130,513)	277,033	(162,248)
Payments on long-term borrowings	(86)	(46,238)	(33,220)
Proceeds from Issuance of Subordinated Long-term Debt	0	120,000	0
Cash dividends paid on common stock	(39,125)	(39,070)	(34,848)
Treasury stock purchase	0	(4,498)	(697)
Proceeds from exercise of stock options	801	744	1,056
Excess tax benefit on share-based compensation	264	146	153
Net cash provided by (used in) financing activities	177,505	831,999	19,826
Cash and due from banks
Net (decrease) increase in Cash and due from banks	6,757	4,719	(7,498)
Cash and due from banks at beginning of year	114,841	110,122	117,620
Cash and due from banks at end of year	121,598	114,841	110,122
Supplemental disclosures
Interest paid	33,233	20,961	18,154
Income taxes paid	37,566	31,193	61,180
Acquisition of other real estate owned through foreclosure	2,872	8,398	10,537
Issuance of restricted stock awards	5,759	7,760	4,601
Common stock issued in bank acquisitions	$ 0	$ 0	$ 60,429